Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of finance lease receivable of lessor [line items]
Operating lease income	¥ 39,654	¥ 32,733	¥ 34,426
Additions to right-of-use assets	123,256	95,033
Interest expense on lease liabilities	3,905	3,061
Cash outflow for leases	94,522	99,095
Finance Income	10,427	8,554
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 824	¥ 467